Note 18 Changes in other intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other intangible assets [Line Items]
Other intangible assets	€ 1,449	€ 1,379
Intangible assets other than goodwill	1,568	1,449	€ 1,379
Computer software [member]
Other intangible assets [Line Items]
Other intangible assets	1,396	1,239	1,202
Additions other than through business combinations, intangible assets other than goodwill	688	592	470
Amortisation, intangible assets other than goodwill	(518)	(490)	(446)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	6	(80)	(29)
Impairment	26	25	15
Intangible assets other than goodwill	1,535	1,396	1,239
Other intangible assets [member]
Other intangible assets [Line Items]
Other intangible assets	56	140	233
Additions other than through business combinations, intangible assets other than goodwill	1	0	0
Amortisation, intangible assets other than goodwill	(19)	(20)	(48)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	5	63	45
Impairment	0	0	0
Intangible assets other than goodwill	33	56	140
Total of intangible assets [Member]
Other intangible assets [Line Items]
Other intangible assets	1,453	1,379	1,435
Additions other than through business combinations, intangible assets other than goodwill	689	592	470
Amortisation, intangible assets other than goodwill	(536)	(510)	(494)
Amortization transfer to discontinued operations	0	0	0
Increase (decrease) through net exchange differences, intangible assets and goodwill	11	(17)	(16)
Impairment	26	25	(15)
Intangible assets other than goodwill	€ 1,568	€ 1,453	€ 1,379